Note Receivable	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Note Receivable

NOTE 12 – NOTE RECEIVABLE

We provided several no-interest short-term loans to another Christian videogame developer, Digital Praise, Inc., a California corporation (“DP”), to assist them with their working capital requirements. As of March 31, 2011, DP owed us $202,222. We fully reserved for this note receivable as of March 31, 2010 as we consider its collectibility to be doubtful as a result of Digital Praise’s inability to pay in the foreseeable future. This expense was included in selling, general and administrative expenses in our consolidated statements of operations.